Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
CrossingBridge Low Duration High Yield Fund | CrossingBridge Low Duration High Yield Fund - Investor Class Shares
Prospectus:
Trading Symbol	CBLVX
CrossingBridge Low Duration High Yield Fund | CrossingBridge Low Duration High Yield Fund - Institutional Class Shares
Prospectus:
Trading Symbol	CBLDX
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Institutional Class Shares
Prospectus:
Trading Symbol	CCLIX
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Class A Shares
Prospectus:
Trading Symbol	CLCAX